RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
(27)	RELATED PARTY TRANSACTIONS

For the periods presented, in addition to the guarantees and security provided by related parties for the Group’s bank borrowings in Note (11), the principal related party transactions and amounts outstanding with the related parties are summarized as follows:

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
Sales of wafers under related parties arrangement (note a)	56,132	0	0
Purchases of modules production equipment from Best Solar (note b)	0	21,248	0
Purchases of inventories from Best Solar (note b)	78,079	80,869	0
Purchase of buildings, plant and land use rights from Best Solar (note b)	0	0	61,574
Sales of modules and cells to Best Solar (note b)	0	4,587	0
Sales of PV project to Best Solar (note b)	0	0	723
Purchases of low value consumables from a related party (note c)	509	1,993	573
Purchases of auxiliary from a related party (note d)	0	7,821	11,142
Purchases of crucibles from an associate (note e)	1,271	14,252	18,116
Sales of modules and other PV products to Geermu Hydropower (note f)	0	0	36,526

(a)	During the year ended December 31, 2009, JXLDK entered into three wafer sales contracts with Gintech and one wafer sales contract with Motech with contract values of US$52,350 and US$3,782, respectively (collectively referred as “Wafer Sales Contracts”). In addition, Gintech and Motech entered into agreements to sell corresponding quantities of cells (“Cell Sales Agreement”) to Best Solar. The Company respectively agreed with Gintech and Motech that these Wafer Sales Contracts will be void if Best Solar did not procure the cells from Gintech and Motech pursuant to the Cell Sales Agreement. During the year ended December 31, 2009, JXLDK recognized revenue of US$56,132 relating to these Wafer Sales Contracts when Gintech and Motech accepted delivery of wafers supplied by the Group and Best Solar accepted delivery of cells respectively supplied by Gintech and Motech.

(b)	On February 28, 2010, the Group purchased the crystalline module production equipment from Best Solar at a consideration of US$21,248, which approximates their fair value in the market and carrying value as recorded in the books of Best Solar.

The Group purchased the crystalline modules of US$78,079 and US$29,426 from Best Solar during the years ended December 31, 2009 and 2010 respectively. The Group also purchased raw materials and supplies relating to crystalline modules production of US$51,443 from Best Solar during the year ended December 31, 2010. Furthermore, the Group made prepayment of US$15,573 to Best Solar under a thin-film module purchase agreement during the year ended December 31, 2010 and made prepayments of US$37,615 to Best Solar for crystalline module purchases and processing during the year ended December 31, 2009.

The Group purchased buildings, plant and land use rights of US$61,574 for module production from Best Solar during the year ended December 31, 2011.

The Group sold crystalline modules and cells of US$4,587 to Best Solar during the year ended December 31, 2010.

The Group sold a PV project of US$723 to Best Solar during the year ended December 31, 2011.

The outstanding amounts due from Best Solar as of December 31, 2010 and 2011 were US$44,839 and US$1,665 respectively. The outstanding amounts due to Best Solar as of December 31, 2010 and 2011 were US$ nil respectively.

(c)	The Group purchased low value consumables from Jiangxi Liouxin Industry Co., Ltd., (“JXLXI”) which is a company controlled by Mr. Peng, amounting to US$509, US$1,993 and US$573 during the years ended December 31, 2009, 2010 and 2011 respectively. The outstanding amount due to JXLXI was US$949 and US$1,519 as of December 31, 2010 and 2011 respectively.

(d)	The Group purchased auxiliary materials of US$7,821 and US$11,142 from Saiwen Industry (Suzhou) Co., Ltd., (“SZSW”), a company controlled by Mr. Peng, during the years ended December 31, 2010 and 2011 respectively. The outstanding amounts due to SZSW was US$2,211 and US$8,340 as of December 31, 2010 and 2011 and due from SZSW was US$ nil and US$850 as of December 31, 2010 and 2011.

(e)	JXLDK purchased crucibles from Sinoma, which is an equity method investee of JXLDK, amounting to US$1,271, US$14,252 and US$18,116 during the years ended December 31, 2009, 2010 and 2011 respectively. The outstanding amount due to Sinoma was US$11,874 and US$9,460 as of December 31, 2010 and 2011.

(f)	The Group sold module and other PV products of US$36,526 to Geermu Hydropower, which is an equity method investee of LDK Solar Power Technology (Xinyu) Engineering Co., Ltd., during the year ended December 31, 2011. The outstanding amount due from Geermu Hydropower was US$38,805 as of December 31, 2011.

In addition to the above, certain of the Group’s executives and employees exercised share options which vested in 2007 and 2008. Pursuant to the PRC tax regulations, the income derived from the exercise of the share options is subject to individual income tax, which should be withheld by the Group from these executives and employees for payment to the PRC tax authorities. The Group had an outstanding receivable from these executives and employees of US$46,262 and US$46,361 as of December 31, 2010 and 2011 respectively in relation to the individual income tax liabilities arising from the exercise of share options by these executives and employees, which are included in other current assets.